General Organization and Business	9 Months Ended	12 Months Ended
	Apr. 30, 2016	Jul. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General Organization and Business

Note 1. General Organization and Business

Aristocrat Group Corp. (collectively with its subsidiaries, the “Company”, “we”, “our”), a Nevada corporation, was incorporated on July 20, 2011. Our year-end is July 31.

On October 17, 2012, we formed Luxuria Brands LLC as a wholly owned subsidiary. On January 10, 2013, we formed Level Two Holdings, LLC as our wholly owned subsidiary. On January 15, 2013, we formed Top Shelf Distributing, LLC (“Top Shelf”) as our wholly owned subsidiary.

Top Shelf is focused on developing our distilled spirits line of business and currently markets and sells RWB Ultra Premium Handcrafted Vodka (“RWB Vodka”).

Note 1. General Organization and Business

Overview

Aristocrat Group Corp. was incorporated on July 20, 2011 in Florida.

On April 1, 2015, the Company reincorporated from Florida to Nevada. The Company’s board of directors and majority shareholder consented to the reincorporation. Each of our shareholders on the record date received one share of the Nevada company’s common stock for each 100 shares of common stock they own in the Florida company. Fractional shares will be rounded up to the next whole share, and each shareholder received at least five shares. The Nevada company is authorized to issue 480 million shares of common stock and 20 million shares of preferred stock, each with a par value of $0.001 per share. The board of directors and officers of the Nevada company consists of the same persons who are currently directors and officers

On February 3, 2015, our board of directors adopted the 2015 Omnibus Equity Incentive Plan.

On October 17, 2012, we formed Luxuria Brands LLC as a wholly owned subsidiary. On January 10, 2013, we formed Level Two Holdings, LLC as our wholly owned subsidiary. On January 15, 2013, we formed Top Shelf Distributing, LLC (“Top Shelf”) as our wholly owned subsidiary.

Top Shelf is focused on developing our distilled spirits line of business and currently markets and sells RWB Ultra Premium Handcrafted Vodka (“RWB Vodka”).

Our fiscal year end is July 31.